Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	GRANITE CONSTRUCTION INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12911
Entity Tax Identification Number	77-0239383
Entity Address, Address Line One	585 West Beach Street
Entity Address, City or Town	Watsonville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95076
City Area Code	831
Local Phone Number	724-1011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000861459
Amendment Flag	false
Document Period End Date	Oct. 29, 2026